Hatteras Long / Short Equity Fund
Hatteras Long / Short Equity Fund
Investment Objective
The Hatteras Long/Short Equity Fund seeks to achieve consistent returns with moderate correlation to traditional U.S. equities market indices and lower volatility of monthly returns over a market cycle.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Long/Short Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and in the “How to Purchase Shares” section on page 77 of the Fund’s Prospectus and the “Purchase, Redemption and Pricing of Shares” section on page 51 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Hatteras Long / Short Equity Fund	Class A		Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	1.00%	[1]	none
[1]	Purchases of $1 million and more held less than 18 months may be subject to a contingent deferred sales charge of up to 1.00%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hatteras Long / Short Equity Fund		Class A	Institutional Class
Management Fees		none	none
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		1.74%	1.49%
Operating Services Fee		0.84%	0.59%
Interest Expense and Dividends on Short Positions of Underlying Investments		0.90%	0.90%
Acquired Fund Fees and Expenses		1.96%	1.96%
Total Annual Fund Operating Expenses		3.95%	3.45%
Less: Fee Waivers and Expense Reimbursements		(0.06%)	(0.06%)
Net Annual Fund Operating Expenses	[1]	3.89%	3.39%
[1]	The net fees and expenses of the Fund (which exclude brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends and interest paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses) do not exceed 2.49% and 2.99% of average daily net assets for the Institutional Class shares and Class A shares, respectively (the "Expense Caps"). Hatteras Alternative Mutual Funds, LLC (the "Advisor") has contractually agreed to waive all or a portion of its operating services fees and/or pay expenses of the Fund to ensure that its Net Annual Fund Operating Expenses do not exceed the Expense Caps. The Expense Caps will remain in effect through at least April 30, 2015, and may be terminated only by the Trust's Board of Trustees. The Advisor is permitted to recoup waived fees and expense reimbursements made during the prior three fiscal years, subject to the foregoing expense limits.

Example
This Example is intended to help you compare the cost of investing in the Long/Short Equity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Hatteras Long / Short Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	848	1,616	2,401	4,437
Institutional Class	342	1,054	1,788	3,726

Portfolio Turnover
The Long/Short Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies
As a mutual fund of funds, the Hatteras Long/Short Equity Fund pursues its investment objective by investing primarily in a portfolio of one or more affiliated investment companies (such as the Long/Short Equity Portfolio) (the “Underlying Funds”).  The Fund invests its assets in the Underlying Funds consistent with its objective of achieving returns consistent with the broad U.S. equities market with moderate correlation to traditional U.S. equities market indices and lower volatility of monthly returns over a market cycle.  The Advisor selects Sub-Advisors for the Underlying Funds and allocates the assets of each Underlying Fund among its respective Sub-Advisors.  The Fund may also invest in other non-affiliated investment companies primarily including exchange-traded funds (“ETFs”) (collectively, with the Underlying Funds, the “Underlying Investments”).  Such Underlying Investments will primarily be long/short funds and/or short only funds.

The Long/Short Equity Fund is classified as diversified.  The Fund seeks to achieve its investment objective by allocating its assets across various investment styles through investment in one or more of the Underlying Investments. The Fund’s strategy to achieve its objective is to invest, indirectly through its investment in one or more of the Underlying Investments, at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities that afford strategic and tactical opportunities to employ long and/or short strategies.

Other than assets temporarily invested for defensive purposes, the Long/Short Equity Fund’s assets will be invested in one or more of the Underlying Investments and not directly in equity or derivative securities.  The investment policies and restrictions with regard to investments and the associated risks set forth below and throughout this Prospectus are those of the Underlying Investments and are applicable to the Fund as a result of the Fund’s investment in the Underlying Investments.  The Fund’s performance and ability to achieve its objective relies on that of the Underlying Investments in which it invests.

The Long/Short Equity Fund has no policy with respect to the capitalization of issuers in which it may invest and thus may invest in securities of all market capitalizations (small, mid and large capitalization companies).  Equity and equity-related securities may include common and preferred stock, options and futures contracts, privately negotiated options, and shares of investment companies.

The Long/Short Equity Fund, through its investment in the Underlying Investments, may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements.  Derivative instruments in which the Fund may invest through its investment in the Underlying Investments include options, futures and swaps.  The Fund, indirectly through its investment in the Underlying Investments, invests in these types of instruments to both reduce risk through hedging, or to take market risk.  Through its investment in the Underlying Investments, the Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities.  While the Fund may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities.  The Underlying Investments may also invest up to 100% of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of other ETFs.

The Advisor seeks to utilize Underlying Investments that employ various investment strategies whose performance is not correlated with major financial market indices.  The Advisor believes that the use of such Underlying Investments may mitigate losses in generally declining markets because the Long/Short Equity Fund will be invested in one or more Underlying Investments utilizing non-correlated strategies.  However, there can be no assurance that losses will be avoided.  Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets.  During such periods, certain hedging strategies may cease to function as anticipated.  A brief description of the major investment strategies to be employed by the Underlying Investments is included below.

•
Long/Short Equity - These strategies are designed to take long and short positions by trading in common stock and preferred stock of U.S. and foreign issuers in an attempt to achieve capital appreciation.  The Long/Short Equity Sub-Strategies include the following:

o	Long/Short Equity – Generalist. Long/Short Equity Generalist strategies maintain positions both long and short in primarily equity and equity derivative securities.

o
Long/Short Equity Sector Focused. Long/Short Equity Sector Focused strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the market in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends.

o
Long/Short Equity International. Long/Short Equity International strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the global non-US market, in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends.

o
Variable Biased Strategies.  Variable Biased strategies may vary the investment level or the level of long and/or short exposure over market cycles, but the primary distinguishing characteristic is that the manager seeks to drive performance through tactical adjustments to gross and net market exposures.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Long/Short Equity Fund.  The following additional risks could affect the value of your investment:

•
Aggressive Investment Risks:  The Underlying Investments may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although many of the Underlying Investments use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Investments may use long only or short only strategies. The strategies employed by the Long/Short Equity Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent returns will be achieved.

•
Arbitrage Trading Risks: The principal risk associated with the Underlying Investments’ arbitrage investment strategies is that the underlying relationships between securities in which the Underlying Investments take investment positions may change in an adverse manner, in which case the Underlying Investments may realize losses.

•
Hedging Risks: The Underlying Investments may engage in various hedging practices, including by using short sales and put and call options, which entail substantial risks. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, each Underlying Investment may realize losses on the shares of the target company it acquired and on its short position in the acquirer’s securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when an Underlying Investment desires.

•
Shares of Other Investment Companies Risks: The Long/Short Equity Fund and the Underlying Investments may invest in or sell short shares of other investment companies, including ETFs as a means to pursue their investment objectives.  As a result of this policy, your cost of investing in the Fund will generally be higher than the cost of investing directly in the Underlying Investments.  You will indirectly bear fees and expenses charged by the Underlying Investments in addition to the Fund’s direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

•
Derivative Securities Risks: The Underlying Investments may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Underlying Investments and therefore the Long/Short Equity Fund. The Underlying Investments could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Underlying Investments are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

•
Options and Futures Risks: The Underlying Investments may invest in options and futures contracts. The Underlying Investments also may invest in so-called “synthetic options” or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Underlying Investments bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Investments may have difficulty closing out their positions.

•
Smaller Capitalization Risks: The Underlying Investments may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

•
Swap Agreement Risks: The Underlying Investments may enter into equity, interest rate, index, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party. The Underlying Investments bear the risk that the counter-party that entered into a swap agreement will be unable or unwilling to perform its obligations under the swap agreement.

•
Foreign Securities Risks: The Underlying Investments may invest in foreign securities, foreign currency contracts and depositary receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Underlying Investments to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets.

•
Illiquid Securities Risk:  Illiquid securities involve the risk that the securities will not be able to be sold at the time or prices desired by the Long/Short Equity Fund or the Underlying Investments. Illiquid securities are not readily marketable and may include some restricted securities that may be resold to qualified institutional buyers in private transactions but otherwise would not have a regular secondary trading market.

Performance
The following performance information indicates some of the risks of investing in the Long/Short Equity Fund.  The bar chart shows the Fund’s Institutional Class shares’ performance from year to year and does not reflect deduction of sales charges.  If sales charges were included, the return figure would be lower. The table illustrates how the Fund’s Institutional Class and Class A shares average annual returns for 1 year and since inception compare with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available on the Fund’s website at hatterasfunds.com/performance or by calling the Fund toll-free at 1-877-569-2382.

Calendar Year Total Returns

During the period of time shown in the bar chart, the Long/Short Equity Fund’s Institutional Class shares’ highest quarterly return was 5.50% for the quarter ended March 31, 2013, and the lowest quarterly return was -4.08% for the quarter ended June 30, 2012.

Average Annual Total Returns For the Periods Ended December 31, 2013
Average Annual Returns Hatteras Long / Short Equity Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class Shares Return Before Taxes	13.15%	4.91%	May 02, 2011
Class A	Class A Shares Return Before Taxes	7.24%	2.52%	May 02, 2011
After Taxes on Distributions Institutional Class	Institutional Class Shares Return After Taxes on Distributions	11.30%	4.14%
After Taxes on Distributions and Sale of Fund Shares Institutional Class	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	8.95%	3.83%
HFRX Equity Hedge Index (reflects no deduction for fees, expenses, or taxes)	HFRX Equity Hedge Index (reflects no deduction for fees, expenses, or taxes)	11.14%	(0.84%)	May 02, 2011

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.